LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
LEASE OBLIGATIONS [Text Block]

9. LEASE OBLIGATIONS

The Company incurs lease payments related to office facilities in Calgary and Grande Prairie, as well as leased equipment for operations. The Company has recognized lease liabilities measured at the present value of the remaining lease payments using an incremental borrowing rate for the Calgary and Grande Prairie offices of 4.6% and 7.0%, respectively (December 31, 2021 - 4.6% and 7.0%, respectively). The incremental borrowing rate for the leased equipment is 4.7% (December 31, 2021 - nil).

(Cdn$ thousands)	December 31, 2022	December 31, 2021
Balance, beginning of year	4,957	3,252
Additions and modifications	1,451	3,145
Interest expense	257	181
Lease payments	(1,540)	(1,621)
Balance, end of year	5,125	4,957

Current portion	1,180	1,030
Long-term portion	3,945	3,927

Variable payments which are not linked to an index relate to property tax. Such items are charged to operating expense and general and administrative expense in the consolidated statements of profit (loss) and are immaterial.

The following table details the undiscounted cash flows of Hammerhead's lease obligations:

(Cdn$ thousands)	December 31, 2022	December 31, 2021
Less than 1 year	1,405	1,256
2-3 years	2,398	1,840
4-5 years	1,899	689
After 5 years	1	1,900
Total lease payments	5,703	5,685
Amounts representing interest	(578)	(728)
Present value of net lease payments	5,125	4,957